Note 16 - Income Tax - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Current income tax expense	$ (0)	$ 11
Deferred income tax expense (recovery)	4,900	(1,220)
Income tax expense (recovery) for the year	$ 4,900	$ (1,209)